Offerings	Oct. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	8,414,635
Proposed Maximum Offering Price per Unit	41.00
Maximum Aggregate Offering Price	$ 345,000,035.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.50
Offering Note	(a) Assumes exercise in full of the underwriters' option to purchase up to 1,097,560 additional shares of common stock and includes 365,853 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. (b) Represents the sum of the offering price of the pre-funded warrants of $40.99999 per pre-funded warrant and the exercise price of $0.00001 per share issuable pursuant to the pre-funded warrants. (c) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-281503) paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	365,853
Proposed Maximum Offering Price per Unit	40.9999
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. (b) The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.